Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated MDT Series
Prospectus Date	rr_ProspectusDate	Mar. 30, 2017
Federated MDT All Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Federated MDT All Cap Core Fund (the "Fund")
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class T Shares (T) of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund's T Shares are new, "Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing primarily in the common stock of U.S. companies. The Fund's investment adviser's investment strategy utilizes a whole market, all-cap/all-style approach by selecting most of its investments from companies listed in the Russell 3000® Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. As of July 31, 2016, companies in the Russell 3000® Index ranged in market capitalization from $23.5 million to $562 billion. The Fund's investments may include, but are not limited to, equity securities of domestic issuers.

The Adviser implements its strategy using a quantitative model driven by fundamental and technical stock selection variables, including relative value, profit trends, capital structure and price history. This process, called the Optimum Q process, seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading-cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies.

		The investment adviser's stock selection process is expected to result in investments in companies with both growth and value characteristics. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which may generate shorter-term gains ("losses") for its shareholders, which are taxed at a higher rate than longer-term gains ("losses"). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.
Risk [Heading]	rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company's financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company's shares in the market. Among other factors, equity securities may decline in value because of an increase in interest rates or changes in the stock market. Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company's stock price), which could negatively impact the Fund's performance.
  Risk Related to Company Capitalization. The Fund may invest in companies with market capitalizations of any size, including small-capitalization and mid-capitalization (or "small-cap" and "mid-cap") companies. The additional risks posed by small-cap and mid-cap companies could increase the volatility of the Fund's portfolio and performance. Shareholders should expect that the value of the Fund's Shares will be more volatile than a fund that invests exclusively in large-cap companies.
  Risk Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Additionally, growth stocks may not pay dividends or may pay lower dividends than value stocks.
  Risk Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. Additionally, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
  Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Quantitative Modeling Risk. The Fund employs quantitative models as a management technique. These models examine multiple economic factors using various proprietary and third-party data.  The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies).
		The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Table Risk/Return Bar Chart
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below reflect historical performance data for the Fund. The Fund's Class T Shares ("T class") has not yet commenced operations. The Fund currently offers four other classes of shares: Class A Shares ("A class"), Class B Shares, Institutional Shares and Class R6 Shares. The T class performance information shown below is for the Fund's A class and has not been adjusted since the T class is expected to have the same net expense ratio as the A class.

		The bar chart and performance table are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's T class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below reflect historical performance data for the Fund.

		The bar chart and performance table are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's T class total returns on a calendar year-by-year basis.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Morningstar has assigned the Fund to the Morningstar Large Cap Value Funds Average peer group; however, the Morningstar Large Blend Funds Average (MLBFA) is being used for comparison purposes. The Fund invests in both value and growth stocks and therefore the Fund's Adviser believes that the MLBFA is more reflective of the Fund's investment style. Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated MDT All Cap Core Fund - T Class
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

		Within the periods shown in the bar chart, the Fund's T class highest quarterly return was 13.80% (quarter ended June 30, 2009). Its lowest quarterly return was (26.42)% (quarter ended December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors holding shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund's T class has not yet commenced operations. The T class performance information shown below is for the Fund's A class as described above.

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's T class to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plans.

		(For the Period Ended December 31, 2016)
Federated MDT All Cap Core Fund | T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.66%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
1 Year	rr_ExpenseExampleYear01	$ 391
3 Years	rr_ExpenseExampleYear03	688
5 Years	rr_ExpenseExampleYear05	1,007
10 Years	rr_ExpenseExampleYear10	$ 1,909
2007	rr_AnnualReturn2007	8.18%
2008	rr_AnnualReturn2008	(42.95%)
2009	rr_AnnualReturn2009	19.04%
2010	rr_AnnualReturn2010	9.84%
2011	rr_AnnualReturn2011	(0.58%)
2012	rr_AnnualReturn2012	16.30%
2013	rr_AnnualReturn2013	40.07%
2014	rr_AnnualReturn2014	12.99%
2015	rr_AnnualReturn2015	(4.49%)
2016	rr_AnnualReturn2016	12.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.42%)
1 Year	rr_AverageAnnualReturnYear01	5.93%
5 Years	rr_AverageAnnualReturnYear05	13.25%
10 Years	rr_AverageAnnualReturnYear10	4.10%
Federated MDT All Cap Core Fund | Return After Taxes on Distributions | T
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.55%
5 Years	rr_AverageAnnualReturnYear05	13.08%
10 Years	rr_AverageAnnualReturnYear10	3.80%
Federated MDT All Cap Core Fund | Return After Taxes on Distributions and Sale of Fund Shares | T
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.36%
5 Years	rr_AverageAnnualReturnYear05	10.59%
10 Years	rr_AverageAnnualReturnYear10	3.16%
Federated MDT All Cap Core Fund | Russell 3000 ® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.74%	[2]
5 Years	rr_AverageAnnualReturnYear05	14.67%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.07%	[2]
Federated MDT All Cap Core Fund | Morningstar Large Blend Funds Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.37%	[3]
5 Years	rr_AverageAnnualReturnYear05	13.18%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.07%	[3]

[1]	Because the Fund's T Shares are new, "Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Russell 3000®Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market.
[3]	Morningstar has assigned the Fund to the Morningstar Large Cap Value Funds Average peer group; however, the Morningstar Large Blend Funds Average (MLBFA) is being used for comparison purposes. The Fund invests in both value and growth stocks and therefore the Fund's Adviser believes that the MLBFA is more reflective of the Fund's investment style. Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.